UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Parr Family of Funds

(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117	Memphis, TN 38137
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  901.680.5266

Date of fiscal year end:   04/30/2010

Date of reporting period: 07/31/2009

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

COMMON STOCK - (96.71%)	Shares	Value

BIOTECHNOLOGY (8.08%)
American Oriental Bioengineering, Inc. *	21,000	$127,680
China-Biotics, Inc. *	62,500	625,000
Yongye International, Inc. *	90,000	513,000
		1,265,680

BUILDING MATERIALS (5.71%)
China Advanced Construction Materials Group, Inc. *	61,000	301,950
China Architectural Engineering, Inc. *	15,100	29,898
China GengSheng Minerals, Inc. *	358,300	562,531
		894,379

CHEMICALS (5.50%)
China Green Agriculture, Inc. *	40,000	465,600
Gulf Resources, Inc. *	515,000	396,550
		862,150

COMMERCIAL SERVICES (0.10%)
NF Energy Saving Corp. of America *	10,000	16,400

COMPUTERS & COMPUTER SERVICES (0.31%)
PacificNet, Inc. *	487,000	48,700

ELECTRICAL COMPONENTS & EQUIPMENT (15.86%)
Advanced Battery Technologies, Inc. *	25,000	107,250
China 3C Group *	198,000	170,280
China Ritar Power Corp. *	51,000	306,000
Fushi Copperweld, Inc. *	97,500	860,925
Harbin Electric, Inc. *	38,000	601,160
SmartHeat, Inc. *	67,000	440,860
		2,486,475

ELECTRONICS (2.51%)
China Digital TV Holding Co. Ltd. - ADR *	45,000	394,200

ENERGY - ALTERNATE SOURCES (0.92%)
China Solar & Clean Energy Solutions, Inc. *	319,000	143,550

ENVIRONMENTAL CONTROL (2.97%)
RINO International Corp. *	30,500	465,125

FOOD & BEVERAGE (16.21%)
China Marine Food Group Ltd. *	7,900	41,475
China Nutrifruit Group Ltd. *	136,000	530,400
Emerald Dairy, Inc. *	88,600	132,900
Heckmann Corp. *	80,000	288,000
HQ Sustainable Maritime Industries, Inc. *	41,000	351,370
New Dragon Asia Corp. *	200,000	26,000
Yuhe International, Inc. *	96,500	448,725
Zhongpin, Inc. *	60,000	721,800
		2,540,670

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

COMMON STOCK - (96.71%) (continued)		Shares	Value
MACHINERY DIVERSIFIED (6.14%)
China Valves Technology, Inc. *		25,500	$77,775
Hollysys Automation Technologies Ltd. *		37,000	243,460
Wuhan General Group China, Inc. *		346,607	641,223
			962,458

MISCELLANEOUS MANUFACTURING (4.02%)
China Fire & Security Group, Inc. *		40,000	629,600

OIL & GAS (2.10%)
China Northeast Petroleum Holdings Ltd. *		10,000	46,900
WSP Holdings Ltd. - ADR		45,000	281,700
			328,600

PHARMACEUTICALS (10.51%)
Benda Pharmaceutical, Inc. *		920,277	17,485
China Sky One Medical, Inc. *		28,500	438,615
Shengtai Pharmaceutical, Inc. *		585,700	585,700
Simcere Pharmaceutical Group - ADR *		25,000	237,000
Skystar Bio-Pharmaceutical Co., Ltd. *		15,500	249,550
Tianyin Pharmaceutical Co., Inc.		45,600	119,472
			1,647,822

RETAIL (5.65%)
China Nepstar Chain Drugstore Ltd. - ADR		27,000	159,840
Fuqi International, Inc. *		30,000	726,300
			886,140

SOFTWARE (8.34%)
China Information Security Technology, Inc. *		115,000	432,400
China TransInfo Technology Corp. *		15,000	84,900
SinoHub, Inc. *		135,100	540,400
Yucheng Technologies Ltd. *		30,000	249,900
			1,307,600
TRAVEL SERVICES (1.78%)
Universal Travel Group *		20,001	279,414

TOTAL COMMON STOCK (Cost $15,676,619)			15,158,963

CONVERTIBLE CORPORATE BOND (0.45%)		Principal
Moqizone Holdings Ltd., 8.00%, 03/31/11F (Cost $70,000)		$70,000	70,000

	Expiration Date -
WARRANTS - (1.11%)	Exercise Price	Shares
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	—
China Pharma Holdings, Inc. *	02/01/10 - $ 2.38	400,000	—
China Ritar Power Corp. *	02/21/10 - $ 2.78	9,345	30,091
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	—
SinoHub, Inc. A *	09/08/11 - $ 2.15	50,000	92,500
SinoHub, Inc. B *	09/08/13 - $ 3.00	50,000	50,000
SmartHeat, Inc. *	08/22/11 - $ 6.00	20,000	1,740
Wuhan General Group China, Inc. *	02/08/12 - $ 2.563	180,000	—
TOTAL WARRANTS (Cost $103,267)			174,331

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENTS (3.14%)
Fifth Third Institutional Money Market Fund, 0.29% ** (Cost $491,636)	491,636	$491,636

TOTAL INVESTMENTS (Cost $16,341,522) - 101.41%		$15,894,930
LIABILITIES IN EXCESS OF OTHER ASSETS NET - (1.41%)		(221,279)
NET ASSETS - 100%		$15,673,651

*	Non-income producing security.
**	Rate shown represents the rate at July 31, 2009, is subject to change and resets daily.
ADR	American Depositary Receipt.
F
This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees.  The total fair value of such security at July 31, 2009 is $70,000 which represents 0.45% of total net assets. This security was acquired on 05/21/09 as part of a private placement offering.  Sale of this security is restricted until certain regulatory filings are approved.

The accompanying notes are an integral part of this schedule of investments.

Parr Family of Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price.  Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Fund has adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information.  These guidelines are implemented by the Fund’s Fair Value Committee, which reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security.  Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  As of July 31, 2009, one security was valued as determined by the Board of Trustees.

Restricted Securities—The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.  The investments in $70,000 principal of Moqizone Holdings Ltd., 8.00%, 03/31/11 was initiated by the Adviser as a private placement offering.  Other clients of the Adviser also participated in the private placement.  The security that is part of the private placement offering is restricted from sale until such time as its registration becomes effective and the restriction is lifted.

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees.  These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Securities; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business.  Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale.  Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities.  The total fair value of these securities as of July 31, 2009 is $70,000, which represents 0.45% of the Fund’s total net assets.

In accordance with Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"), fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as “inputs,” to valuation techniques used by market participants to measure fair value.  The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

Parr Family of Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited) (continued)

SFAS 157—Summary of Fair Value Exposure at July 31, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009 in valuing the Fund’s investments carried at fair value:

Investments in:	Value	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Common Stock	$15,158,963	$15,158,963	$—	$—
Convertible Corporate Bond	70,000	—	70,000	—
Warrants	174,331	—	174,331	—
Short-Term Investments	491,636	491,636	—	—
Total	$15,894,930	$15,650,599	$244,331	$—

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Fund’s approach to valuing financial assets.

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at July 31, 2009 were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Depreciation
The USX China Fund	$17,950,950	$3,750,102	$(5,806,122)	$(2,056,020)

       The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parr Family of Funds

By:	/s/ Stephen L. Parr
Name:	Stephen L. Parr
Title:	President
Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen L. Parr
Name:	Stephen L. Parr
Title:	President
Date:	September 28, 2009

By:	/s/ Dorothy Westmoreland
Name:	Dorothy Westmoreland
Title:	Treasurer
Date:	September 28, 2009